Restricted Deposits	12 Months Ended
Dec. 31, 2017
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Restricted Deposits
6.	Restricted Deposits

Deposits which are restricted in use as of December 31, 2017 and 2016 are summarized as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Short-term financial instruments(*)	￦	89,850	90,278
Long-term financial instruments(*)		1,222	937

	￦	91,072	91,215

(*)	Financial instruments include charitable trust fund established by the Group where profits from the fund are donated to charitable institutions. As of December 31, 2017, the funds cannot be withdrawn before maturity.